JUNE 20, 2024
SUPPLEMENT TO THE FOLLOWING:
HARTFORD MIDCAP HLS FUND SUMMARY PROSPECTUS
DATED APRIL 29, 2024
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2024
This Supplement contains new and additional information regarding the Hartford MidCap HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Timothy W. Egan, CFA is added as a portfolio manager for the Hartford MidCap HLS Fund (the “Fund”). Philip W. Ruedi, CFA and Mark A. Whitaker, CFA will remain as portfolio managers for the Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the headings “Management” in the above referenced Summary Prospectus and “Hartford MidCap HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added to the portfolio manager table:
Portfolio Manager	Title	Involved with Fund Since
Timothy W. Egan, CFA	Senior Managing Director and Equity Portfolio Manager	2023
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  MidCap HLS Fund” in the above referenced Statutory Prospectus, the following information for Timothy W. Egan, CFA is added:
Timothy W. Egan, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since June 2024 and has been involved in securities analysis for the Fund since 2023. Mr. Egan joined Wellington Management as an investment professional in 2006.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7675
June 2024

JUNE 20, 2024
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC.
DATED APRIL 29, 2024
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the MidCap HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
MidCap HLS Fund
Timothy W. Egan(6)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$44,452	0	$0
Other Accounts	0	$0	0	$0
(6)
Information is as of April 30, 2024. Effective June 20, 2024, Mr. Egan became a portfolio manager to the MidCap HLS Fund.

(2)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Compensation of Wellington Management Portfolio Managers,” the information for the MidCap HLS Fund is deleted in its entirety and replaced with the following:
HLS FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
MidCap HLS Fund	S&P MidCap 400 Index (50%); Russell Midcap Growth Index (50%)

(3)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Timothy W. Egan(6)	MidCap HLS Fund	None
(6)
Information is as of April 30, 2024. Effective June 20, 2024, Mr. Egan became a portfolio manager to the MidCap HLS Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.